Average Annual Total Returns - Transamerica JPMorgan International Moderate Growth VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	MSCI World Index ex-U.S. (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Index ex-U.S. (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World Index ex-U.S. (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	14.90%	8.08%	5.45%	May 01, 2006	14.54%	7.82%	5.19%	May 01, 2006	8.09%	8.19%	5.70%	7.51%	4.44%	3.84%